GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Aerospace & Defense – 1.5%
17,483	Northrop Grumman Corp.	$ 6,396,505

Banks – 7.8%
110,668	JPMorgan Chase & Co.	18,176,112
44,800	M&T Bank Corp.	7,198,912
115,039	Truist Financial Corp.	7,107,110

		32,482,134

Beverages – 1.6%
121,664	Coca-Cola Co. (The)	6,726,803

Biotechnology – 0.9%
15,694	Amgen, Inc.	3,734,230

Capital Markets – 4.9%
6,897	BlackRock, Inc.	6,048,945
23,534	CME Group, Inc.	5,148,298
50,980	Morgan Stanley	4,636,631
39,420	Singapore Exchange Ltd. ADR (Singapore)	4,662,794

		20,496,668

Chemicals – 3.3%
16,880	Ecolab, Inc.	3,630,550
34,138	Linde PLC (United Kingdom)	10,261,883

		13,892,433

Commercial Services & Supplies – 1.4%
54,008	Republic Services, Inc.	5,896,593

Communications Equipment – 2.6%
168,199	Cisco Systems, Inc.	8,897,727
72,985	Juniper Networks, Inc.	1,921,695

		10,819,422

Construction & Engineering – 0.6%
91,943	Vinci SA ADR (France)	2,609,342

Consumer Finance – 2.1%
53,705	American Express Co.	8,599,782

Containers & Packaging – 1.4%
88,665	International Paper Co.	5,594,762

Diversified Telecommunication Services – 2.4%
340,554	AT&T, Inc.	10,022,504

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – 1.7%
45,730	NextEra Energy, Inc.	$ 3,348,351
50,148	Xcel Energy, Inc.	3,554,490

		6,902,841

Electrical Equipment – 1.9%
54,996	Eaton Corp. PLC	7,988,169

Electronic Equipment, Instruments & Components – 1.0%
30,425	TE Connectivity Ltd.	4,128,064

Equity Real Estate Investment Trusts (REITs) – 7.3%
23,107	Alexandria Real Estate Equities, Inc. REIT	4,119,054
10,359	American Tower Corp. REIT	2,646,310
26,718	AvalonBay Communities, Inc. REIT	5,529,023
18,378	Boston Properties, Inc. REIT	2,160,518
70,879	Duke Realty Corp. REIT	3,293,038
105,431	Hudson Pacific Properties, Inc. REIT	3,056,445
42,205	Prologis, Inc. REIT	4,973,437
80,232	Ventas, Inc. REIT	4,448,864

		30,226,689

Food & Staples Retailing – 2.1%
61,683	Walmart, Inc.	8,760,836

Food Products – 1.4%
35,905	Archer-Daniels-Midland Co.	2,388,760
56,580	Mondelez International, Inc., Class A	3,594,527

		5,983,287

Health Care Equipment & Supplies – 3.8%
84,619	Medtronic PLC	10,711,919
30,304	Zimmer Biomet Holdings, Inc.	5,101,073

		15,812,992

Health Care Providers & Services – 2.8%
82,400	CVS Health Corp.	7,122,656
9,808	Humana, Inc.	4,292,962

		11,415,618

Hotels, Restaurants & Leisure – 4.1%
178,419	Aramark	6,663,950
32,224	McDonald’s Corp.	7,536,871
23,759	Starbucks Corp.	2,705,675

		16,906,496

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Products – 2.8%
33,903	Kimberly-Clark Corp.	$ 4,428,749
54,857	Procter & Gamble Co. (The)	7,397,466

		11,826,215

Industrial Conglomerates – 1.7%
30,783	Honeywell International, Inc.	7,108,103

Insurance – 2.2%
23,729	Chubb Ltd.	4,033,693
32,582	Travelers Cos., Inc. (The)	5,203,345

		9,237,038

IT Services – 4.3%
20,565	Accenture PLC, Class A	5,802,620
49,278	Cognizant Technology Solutions Corp., Class A	3,526,334
33,262	Fidelity National Information Services, Inc.	4,955,373
26,071	International Business Machines Corp.	3,747,445

		18,031,772

Machinery – 3.4%
21,185	Deere & Co.	7,649,903
28,302	Illinois Tool Works, Inc.	6,559,272

		14,209,175

Media – 2.4%
176,390	Comcast Corp., Class A	10,114,203

Metals & Mining – 1.7%
81,864	Rio Tinto PLC ADR (Australia)	7,157,370

Multi-Utilities – 4.0%
59,373	Ameren Corp.	4,999,207
35,975	CMS Energy Corp.	2,257,071
56,580	National Grid PLC ADR (United Kingdom)	3,783,505
42,664	Sempra Energy	5,780,545

		16,820,328

Oil, Gas & Consumable Fuels – 3.0%
101,976	Chevron Corp.	10,584,089
49,063	Royal Dutch Shell PLC, Class B ADR (Netherlands)	1,781,968

		12,366,057

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – 6.9%
129,083	Bristol-Myers Squibb Co.	$ 8,483,335
44,357	Eli Lilly & Co.	8,859,867
68,424	Johnson & Johnson	11,580,762

		28,923,964

Road & Rail – 1.0%
18,794	Union Pacific Corp.	4,223,576

Semiconductors & Semiconductor Equipment – 3.6%
12,089	KLA Corp.	3,830,883
73,940	Marvell Technology, Inc.	3,571,302
23,706	QUALCOMM, Inc.	3,189,405
22,689	Texas Instruments, Inc.	4,306,826

		14,898,416

Software – 0.5%
8,706	Microsoft Corp.	2,173,714

Specialty Retail – 1.8%
23,430	Home Depot, Inc. (The)	7,472,061

Water Utilities – 1.8%
47,247	American Water Works Co., Inc.	7,324,230

TOTAL COMMON STOCKS (Cost $295,007,284)		$407,282,392

Shares	Dividend Rate	Value

Investment Company – 2.1%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
8,656,628	0.026%	$ 8,656,628
(Cost $8,656,628)

TOTAL INVESTMENTS – 99.8% (Cost $303,663,912)		$415,939,020

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		985,996

NET ASSETS – 100.0%		$416,925,016

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Aerospace & Defense – 2.1%
3,495	L3Harris Technologies, Inc.	$ 762,120

Airlines – 1.8%
11,155	United Airlines Holdings, Inc.*	650,894

Automobiles – 2.5%
14,730	General Motors Co.*	873,636

Banks – 11.8%
10,935	JPMorgan Chase & Co.	1,795,964
7,187	M&T Bank Corp.	1,154,879
20,337	Truist Financial Corp.	1,256,420

		4,207,263

Beverages – 2.8%
18,231	Coca-Cola Co. (The)	1,007,992

Capital Markets – 3.2%
1,288	BlackRock, Inc.	1,129,628

Chemicals – 6.0%
4,506	Ecolab, Inc.	969,150
3,913	Linde PLC (United Kingdom)	1,176,248

		2,145,398

Construction Materials – 2.3%
2,229	Martin Marietta Materials, Inc.	810,576

Consumer Finance – 3.6%
8,053	American Express Co.	1,289,527

Electric Utilities – 3.5%
17,210	NextEra Energy, Inc.	1,260,116

Entertainment – 1.6%
3,172	Walt Disney Co. (The)*	566,678

Equity Real Estate Investment Trusts (REITs) – 5.5%
5,049	Alexandria Real Estate Equities, Inc. REIT	900,035
5,174	AvalonBay Communities, Inc. REIT	1,070,707

		1,970,742

Shares	Description	Value

Common Stocks – (continued)
Food Products – 2.7%
14,858	Mondelez International, Inc., Class A	$ 943,929

Health Care Equipment & Supplies – 6.1%
23,974	Boston Scientific Corp.*	1,020,094
6,953	Zimmer Biomet Holdings, Inc.	1,170,398

		2,190,492

Health Care Providers & Services – 2.2%
1,812	Humana, Inc.	793,113

Industrial Conglomerates – 4.5%
113,336	General Electric Co.	1,593,504

Interactive Media & Services – 4.4%
672	Alphabet, Inc., Class A*	1,583,803

IT Services – 2.8%
13,836	Cognizant Technology Solutions Corp., Class A	990,104

Machinery – 3.0%
4,558	Illinois Tool Works, Inc.	1,056,362

Media – 3.7%
23,061	Comcast Corp., Class A	1,322,318

Metals & Mining – 1.8%
14,938	Freeport-McMoRan, Inc.	638,151

Multi-Utilities – 2.7%
11,529	Ameren Corp.	970,742

Oil, Gas & Consumable Fuels – 2.4%
8,191	Chevron Corp.	850,144

Pharmaceuticals – 5.1%
13,759	Bristol-Myers Squibb Co.	904,241
4,590	Eli Lilly & Co.	916,807

		1,821,048

Road & Rail – 3.1%
4,973	Union Pacific Corp.	1,117,582

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 3.3%
24,542	Marvell Technology, Inc.	$ 1,185,379

Software – 4.1%
3,321	Microsoft Corp.	829,187
5,267	Splunk, Inc.*	638,361

		1,467,548

TOTAL COMMON STOCKS (Cost $30,155,354)		$35,198,789

Shares	Dividend Rate	Value

Investment Company – 1.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
458,095	0.026%	$ 458,095
(Cost $458,095)

TOTAL INVESTMENTS – 99.9% (Cost $30,613,449)		$35,656,884

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		39,579

NET ASSETS – 100.0%		$35,696,463

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Aerospace & Defense – 1.5%
34,200	L3Harris Technologies, Inc.	$ 7,457,652

Airlines – 1.1%
94,934	United Airlines Holdings, Inc.*	5,539,399

Automobiles – 1.1%
90,124	General Motors Co.*	5,345,254

Banks – 10.5%
191,268	Bank of America Corp.	8,107,850
124,167	JPMorgan Chase & Co.	20,393,188
47,400	M&T Bank Corp.	7,616,706
156,526	Truist Financial Corp.	9,670,176
131,498	Wells Fargo & Co.	6,143,587

		51,931,507

Beverages – 2.5%
127,314	Coca-Cola Co. (The)	7,039,191
22,780	Constellation Brands, Inc., Class A	5,460,822

		12,500,013

Biotechnology – 0.8%
2,761	Biogen, Inc.*	738,512
10,065	BioMarin Pharmaceutical, Inc.*	778,025
35,787	Genmab A/S ADR (Denmark)*	1,453,668
9,572	Neurocrine Biosciences, Inc.*	921,018

		3,891,223

Capital Markets – 3.9%
10,658	BlackRock, Inc.	9,347,492
110,230	Morgan Stanley	10,025,419

		19,372,911

Chemicals – 2.8%
25,049	Ecolab, Inc.	5,387,539
27,919	Linde PLC (United Kingdom)	8,392,451

		13,779,990

Commercial Services & Supplies – 1.0%
42,820	Waste Connections, Inc.	5,200,061

Communications Equipment – 1.7%
157,584	Cisco Systems, Inc.	8,336,194

Shares	Description	Value

Common Stocks – (continued)
Construction Materials – 1.2%
16,938	Martin Marietta Materials, Inc.	$ 6,159,504

Consumer Finance – 2.1%
64,437	American Express Co.	10,318,297

Containers & Packaging – 1.0%
33,781	Packaging Corp. of America	5,021,546

Diversified Financial Services – 1.1%
19,031	Berkshire Hathaway, Inc., Class B*	5,508,333

Diversified Telecommunication Services – 1.9%
322,693	AT&T, Inc.	9,496,855

Electric Utilities – 2.9%
126,693	NextEra Energy, Inc.	9,276,462
74,816	Xcel Energy, Inc.	5,302,958

		14,579,420

Electrical Equipment – 1.0%
33,663	Eaton Corp. PLC	4,889,551

Entertainment – 2.4%
66,463	Walt Disney Co. (The)*	11,873,615

Equity Real Estate Investment Trusts (REITs) – 6.0%
23,012	Alexandria Real Estate Equities, Inc. REIT	4,102,119
25,277	AvalonBay Communities, Inc. REIT	5,230,822
32,621	Boston Properties, Inc. REIT	3,834,925
49,813	Equity Residential REIT	3,858,017
39,009	Prologis, Inc. REIT	4,596,820
15,585	Public Storage REIT	4,402,451
50,009	Welltower, Inc. REIT	3,739,173

		29,764,327

Food & Staples Retailing – 1.5%
53,753	Walmart, Inc.	7,634,539

Food Products – 1.4%
112,572	Mondelez International, Inc., Class A	7,151,699

Gas Utilities – 0.5%
26,447	Atmos Energy Corp.	2,622,749

Health Care Equipment & Supplies – 4.4%
163,157	Boston Scientific Corp.*	6,942,330

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
62,462	Medtronic PLC	$ 7,907,065
41,504	Zimmer Biomet Holdings, Inc.	6,986,368

		21,835,763

Health Care Providers & Services – 1.1%
12,459	Humana, Inc.	5,453,304

Hotels, Restaurants & Leisure – 3.5%
49,149	Hilton Worldwide Holdings, Inc.*	6,156,895
48,058	Las Vegas Sands Corp.*	2,775,349
35,730	McDonald’s Corp.	8,356,890

		17,289,134

Household Products – 1.0%
37,086	Procter & Gamble Co. (The)	5,001,047

Industrial Conglomerates – 3.6%
723,328	General Electric Co.	10,169,992
33,583	Honeywell International, Inc.	7,754,650

		17,924,642

Insurance – 2.1%
34,484	Chubb Ltd.	5,861,935
32,680	Marsh & McLennan Cos., Inc.	4,521,278

		10,383,213

Interactive Media & Services – 2.2%
4,533	Alphabet, Inc., Class A*	10,683,601

IT Services – 4.4%
69,048	Cognizant Technology Solutions Corp., Class A	4,941,075
53,296	Fidelity National Information Services, Inc.	7,940,038
36,497	International Business Machines Corp.	5,246,079
16,324	Visa, Inc., Class A	3,710,445

		21,837,637

Life Sciences Tools & Services – 1.6%
23,826	PerkinElmer, Inc.	3,456,438
9,495	Thermo Fisher Scientific, Inc.	4,457,902

		7,914,340

Machinery – 2.2%
15,954	Deere & Co.	5,760,989

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
21,389	Illinois Tool Works, Inc.	$ 4,957,115

		10,718,104

Media – 1.9%
168,278	Comcast Corp., Class A	9,649,060

Metals & Mining – 1.1%
123,366	Freeport-McMoRan, Inc.	5,270,196

Multi-Utilities – 1.6%
51,802	Ameren Corp.	4,361,729
60,384	CMS Energy Corp.	3,788,492

		8,150,221

Oil, Gas & Consumable Fuels – 3.7%
88,452	Chevron Corp.	9,180,433
106,660	ConocoPhillips	5,945,229
38,810	Hess Corp.	3,253,054

		18,378,716

Pharmaceuticals – 4.1%
122,913	Bristol-Myers Squibb Co.	8,077,842
17,758	Eli Lilly & Co.	3,546,983
52,175	Johnson & Johnson	8,830,619

		20,455,444

Road & Rail – 2.9%
21,921	Norfolk Southern Corp.	6,157,609
36,257	Union Pacific Corp.	8,148,035

		14,305,644

Semiconductors & Semiconductor Equipment – 3.9%
23,524	Cree, Inc.*	2,352,635
6,918	KLA Corp.	2,192,245
117,443	Marvell Technology, Inc.	5,672,497
14,245	NXP Semiconductors NV (China)	3,011,678
31,142	Texas Instruments, Inc.	5,911,374

		19,140,429

Software – 1.0%
9,935	Microsoft Corp.	2,480,571
20,816	Splunk, Inc.*	2,522,899

		5,003,470

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 2.9%
70,016	L Brands, Inc.*	$ 4,892,018
12,379	O’Reilly Automotive, Inc.*	6,624,250
20,830	Ross Stores, Inc.	2,632,704

		14,148,972

TOTAL COMMON STOCKS (Cost $356,086,934)		$491,917,576

Shares	Dividend Rate	Value

Investment Company – 0.8%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,777,722	0.026%	$ 3,777,722
(Cost $3,777,722)

TOTAL INVESTMENTS – 99.9% (Cost $359,864,656)		$495,695,298

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		599,698

NET ASSETS – 100.0%		$496,294,996

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Aerospace & Defense – 1.6%
30,339	L3Harris Technologies, Inc.	$ 6,615,722
20,245	TransDigm Group, Inc.*	13,135,766

		19,751,488

Airlines – 1.9%
391,883	JetBlue Airways Corp.*	7,876,848
269,921	United Airlines Holdings, Inc.*	15,749,891

		23,626,739

Auto Components – 1.3%
108,721	Aptiv PLC*	16,353,813

Banks – 6.6%
188,344	Citizens Financial Group, Inc.	9,398,366
195,069	East West Bancorp, Inc.	14,587,260
122,955	M&T Bank Corp.	19,757,639
150,047	Pinnacle Financial Partners, Inc.	13,642,273
30,664	Signature Bank	7,658,334
27,754	SVB Financial Group*	16,177,529

		81,221,401

Beverages – 1.7%
154,017	Coca-Cola Europacific Partners PLC (United Kingdom)	9,321,109
49,217	Constellation Brands, Inc., Class A	11,798,299

		21,119,408

Biotechnology – 0.7%
97,501	Ionis Pharmaceuticals, Inc.*	3,631,912
52,096	Neurocrine Biosciences, Inc.*	5,012,677

		8,644,589

Building Products – 0.8%
55,785	Trane Technologies PLC	10,398,324

Capital Markets – 2.3%
191,869	Bank of New York Mellon Corp. (The)	9,992,537
189,429	Carlyle Group, Inc. (The)	8,266,682
81,028	Raymond James Financial, Inc.	10,743,503

		29,002,722

Chemicals – 2.5%
108,757	Ashland Global Holdings, Inc.	10,314,514

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
445,269	Corteva, Inc.	$ 20,259,739

		30,574,253

Communications Equipment – 1.7%
47,810	Motorola Solutions, Inc.	9,815,871
632,759	Viavi Solutions, Inc.*	11,092,265

		20,908,136

Construction Materials – 1.2%
40,454	Martin Marietta Materials, Inc.	14,711,097

Consumer Finance – 1.6%
162,809	Ally Financial, Inc.	8,907,280
94,003	Discover Financial Services	11,022,792

		19,930,072

Containers & Packaging – 2.7%
189,847	Ball Corp.	15,597,830
116,000	Packaging Corp. of America	17,243,400

		32,841,230

Electric Utilities – 1.5%
173,016	Alliant Energy Corp.	9,887,864
130,359	Xcel Energy, Inc.	9,239,846

		19,127,710

Electrical Equipment – 3.1%
168,543	AMETEK, Inc.	22,770,159
59,091	Rockwell Automation, Inc.	15,583,479

		38,353,638

Electronic Equipment, Instruments & Components – 0.6%
214,106	Vontier Corp.*	7,510,838

Entertainment – 0.8%
107,050	Live Nation Entertainment, Inc.*	9,646,275

Equity Real Estate Investment Trusts (REITs) – 10.1%
55,885	Alexandria Real Estate Equities, Inc. REIT	9,962,060
54,534	AvalonBay Communities, Inc. REIT	11,285,266
68,431	Camden Property Trust REIT	8,579,879
167,409	CubeSmart REIT	7,330,840
269,789	Duke Realty Corp. REIT	12,534,397
120,231	Equity LifeStyle Properties, Inc. REIT	8,519,569

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
27,291	Essex Property Trust, Inc. REIT	$ 8,058,759
312,969	Healthpeak Properties, Inc. REIT	10,446,905
238,876	Highwoods Properties, Inc. REIT	10,911,856
234,894	Invitation Homes, Inc. REIT	8,519,605
135,314	Kilroy Realty Corp. REIT	9,500,396
84,436	Ryman Hospitality Properties, Inc. REIT*	6,325,101
179,971	Welltower, Inc. REIT	13,456,432

		125,431,065

Food & Staples Retailing – 0.4%
101,394	Performance Food Group Co.*	5,082,881

Food Products – 1.8%
75,570	McCormick & Co., Inc.	6,730,264
523,071	Nomad Foods Ltd. (United Kingdom)*	16,042,588

		22,772,852

Gas Utilities – 0.6%
78,285	Atmos Energy Corp.	7,763,523

Health Care Equipment & Supplies – 2.8%
28,182	Cooper Cos., Inc. (The)	11,088,208
139,215	Zimmer Biomet Holdings, Inc.	23,434,061

		34,522,269

Health Care Providers & Services – 0.5%
79,990	Centene Corp.*	5,887,264

Health Care Technology – 0.4%
183,137	Certara, Inc.*	4,818,334

Hotels, Restaurants & Leisure – 4.6%
76,185	Expedia Group, Inc.*	13,480,936
105,154	Royal Caribbean Cruises Ltd.*	9,807,714
97,798	Wyndham Hotels & Resorts, Inc.	7,340,718
125,473	Wynn Resorts Ltd.*	16,546,124
85,307	Yum! Brands, Inc.	10,234,281

		57,409,773

Independent Power and Renewable Electricity Producers – 0.9%
178,573	AES Corp. (The)	4,537,540
93,059	NextEra Energy Partners LP	6,362,444

		10,899,984

Shares	Description	Value

Common Stocks – (continued)
Insurance – 6.7%
9,133	Alleghany Corp.*	$ 6,544,434
84,250	American Financial Group, Inc.	11,210,305
271,215	Arch Capital Group Ltd.*	10,818,766
68,608	Arthur J Gallagher & Co.	10,058,619
134,730	Athene Holding Ltd., Class A*	8,438,140
134,275	Brown & Brown, Inc.	7,052,123
70,298	Globe Life, Inc.	7,410,815
111,076	Hartford Financial Services Group, Inc. (The)	7,258,816
11,483	Markel Corp.*	14,072,302

		82,864,320

Interactive Media & Services – 0.7%
142,002	Twitter, Inc.*	8,236,116

Leisure Products – 0.9%
114,493	Brunswick Corp.	11,704,619

Life Sciences Tools & Services – 1.2%
101,855	PerkinElmer, Inc.	14,776,105

Machinery – 5.6%
58,907	Cummins, Inc.	15,155,593
198,325	Fortive Corp.	14,382,529
135,456	Graco, Inc.	10,256,728
41,267	IDEX Corp.	9,188,510
213,300	ITT, Inc.	20,028,870

		69,012,230

Media – 1.2%
52,975	Liberty Broadband Corp., Class C*	8,809,213
135,976	ViacomCBS, Inc., Class B	5,768,102

		14,577,315

Metals & Mining – 1.4%
417,857	Freeport-McMoRan, Inc.	17,850,851

Multiline Retail – 0.7%
82,758	Dollar Tree, Inc.*	8,068,905

Multi-Utilities – 2.4%
137,755	Ameren Corp.	11,598,971
169,067	CMS Energy Corp.	10,607,264
126,977	Public Service Enterprise Group, Inc.	7,887,811

		30,094,046

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 4.4%
171,762	Cheniere Energy, Inc.*	$ 14,582,594
190,421	Hess Corp.	15,961,088
79,964	Marathon Petroleum Corp.	4,941,775
53,275	Phillips 66	4,486,820
97,424	Pioneer Natural Resources Co.	14,826,959

		54,799,236

Pharmaceuticals – 1.3%
156,802	Catalent, Inc.*	16,437,554

Professional Services – 0.7%
101,798	Booz Allen Hamilton Holding Corp.	8,645,704

Road & Rail – 2.1%
69,088	Old Dominion Freight Line, Inc.	18,339,410
31,302	Saia, Inc.*	7,204,468

		25,543,878

Semiconductors & Semiconductor Equipment – 6.6%
63,988	Cree, Inc.*	6,399,440
117,202	Entegris, Inc.	13,413,769
519,543	Marvell Technology, Inc.	25,093,927
72,021	Microchip Technology, Inc.	11,303,696
57,391	MKS Instruments, Inc.	10,802,708
363,119	ON Semiconductor Corp.*	14,539,284

		81,552,824

Software – 1.7%
31,186	Paycom Software, Inc.*	10,278,905
86,728	Splunk, Inc.*	10,511,434

		20,790,339

Specialty Retail – 4.1%
93,145	Advance Auto Parts, Inc.	17,672,401
37,547	Burlington Stores, Inc.*	12,141,574
161,260	L Brands, Inc.*	11,267,236
15,283	RH*	9,797,167

		50,878,378

Textiles, Apparel & Luxury Goods – 1.1%
229,146	Capri Holdings Ltd.*	12,994,870

Trading Companies & Distributors – 1.1%
251,919	Fastenal Co.	13,361,784

Shares	Description	Value

Common Stocks – (continued)
Water Utilities – 0.6%
49,683	American Water Works Co., Inc.	$ 7,701,859

TOTAL COMMON STOCKS (Cost $868,850,269)		$1,228,200,611

Shares	Dividend Rate	Value

Investment Company – 0.6%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
7,998,083	0.026%	$ 7,998,083
(Cost $7,998,083)

TOTAL INVESTMENTS – 99.8% (Cost $876,848,352)		$1,236,198,694

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		2,312,327

NET ASSETS – 100.0%		$1,238,511,021

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Aerospace & Defense – 1.5%
708,195	AAR Corp.*	$ 29,567,141
251,981	Ducommun, Inc.*	13,549,019
464,715	Kaman Corp.	25,010,961
516,890	Maxar Technologies, Inc.	16,075,279

		84,202,400

Air Freight & Logistics – 0.2%
468,752	Air Transport Services Group, Inc.*	11,643,800

Airlines – 0.6%
74,140	Allegiant Travel Co.*	16,419,044
386,350	SkyWest, Inc.*	18,942,741

		35,361,785

Auto Components – 1.2%
1,005,898	Adient PLC*	50,355,254
93,812	Cooper Tire & Rubber Co.	5,570,557
544,258	Goodyear Tire & Rubber Co. (The) *	10,792,636

		66,718,447

Banks – 17.1%
326,366	Amalgamated Financial Corp.	5,309,975
841,866	Ameris Bancorp	46,252,118
899,177	Atlantic Union Bankshares Corp.	36,884,240
1,119,251	BancorpSouth Bank	34,226,696
615,107	Banner Corp.	36,002,213
1,344,956	Brookline Bancorp, Inc.	22,675,958
501,987	Cadence BanCorp	11,234,469
979,833	Columbia Banking System, Inc.	42,289,592
489,132	Community Bank System, Inc.	39,678,388
865,430	ConnectOne Bancorp, Inc.	23,963,757
1,566,257	CVB Financial Corp.	34,739,580
672,604	FB Financial Corp.	28,148,477
444,615	First Financial Bankshares, Inc.	22,386,365
778,810	First Merchants Corp.	36,090,055
365,837	First Midwest Bancorp, Inc.	7,656,968
180,967	First of Long Island Corp. (The)	4,071,757
389,304	German American Bancorp, Inc.	16,272,907
750,503	Glacier Bancorp, Inc.	43,716,800
555,626	Great Western Bancorp, Inc.	18,591,246
561,109	Hancock Whitney Corp.	27,780,507
618,776	Heritage Financial Corp.	17,950,692
1,112,147	Home BancShares, Inc.	30,428,342

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
393,822	Independent Bank Corp.	$ 32,139,813
509,818	Lakeland Financial Corp.	31,460,869
1,117,900	OceanFirst Financial Corp.	24,716,769
828,587	Pacific Premier Bancorp, Inc.	38,090,144
519,500	PacWest Bancorp	23,465,815
430,652	Pinnacle Financial Partners, Inc.	39,154,880
905,467	Renasant Corp.	40,039,751
546,955	South State Corp.	48,575,074
586,990	Towne Bank	18,801,290
542,861	TriCo Bancshares	26,030,185
1,276,989	United Community Banks, Inc.	44,158,280

		952,983,972

Beverages – 0.4%
1,365,049	Primo Water Corp.	23,628,998

Biotechnology – 1.0%
300,679	Alkermes PLC*	6,816,393
289,689	Arena Pharmaceuticals, Inc.*	17,702,895
214,227	Bluebird Bio, Inc.*	6,666,744
499,645	Ironwood Pharmaceuticals, Inc.*	5,780,893
96,412	Novavax, Inc.*	14,232,339
94,296	Turning Point Therapeutics, Inc.*	6,240,509

		57,439,773

Building Products – 1.4%
93,630	AZEK Co., Inc. (The)*	4,075,714
267,764	Gibraltar Industries, Inc.*	21,273,850
233,603	Griffon Corp.	6,141,423
1,564,025	Resideo Technologies, Inc.*	46,764,347

		78,255,334

Capital Markets – 1.8%
154,974	Hamilton Lane, Inc., Class A	14,005,000
229,056	Houlihan Lokey, Inc.	17,154,004
237,589	PJT Partners, Inc., Class A	17,301,231
727,267	Stifel Financial Corp.	50,385,058

		98,845,293

Chemicals – 2.4%
1,369,382	Avient Corp.	71,180,476
158,314	HB Fuller Co.	10,942,664
335,616	Kraton Corp.*	11,394,163

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
1,702,276	Tronox Holdings PLC, Class A	$ 39,969,441

		133,486,744

Commercial Services & Supplies – 0.6%
243,798	ABM Industries, Inc.	12,163,082
322,719	Brady Corp., Class A	18,469,209

		30,632,291

Communications Equipment – 0.7%
475,802	NetScout Systems, Inc.*	13,988,579
1,555,367	Viavi Solutions, Inc.*	27,265,583

		41,254,162

Construction & Engineering – 2.3%
464,553	Arcosa, Inc.	29,499,116
188,499	Dycom Industries, Inc.*	14,122,345
435,267	MasTec, Inc.*	50,634,610
1,081,561	WillScot Mobile Mini Holdings Corp.*	31,365,269

		125,621,340

Construction Materials – 0.5%
803,681	Summit Materials, Inc., Class A*	27,984,172

Consumer Finance – 0.6%
174,801	FirstCash, Inc.	13,935,135
311,944	Green Dot Corp., Class A*	12,661,807
246,210	Oportun Financial Corp.*	4,697,687

		31,294,629

Diversified Financial Services – 0.1%
164,142	Alerus Financial Corp.	5,408,479

Electric Utilities – 2.0%
390,327	ALLETE, Inc.	26,889,627
301,085	IDACORP, Inc.	29,491,276
379,880	MGE Energy, Inc.	28,498,598
561,477	Portland General Electric Co.	26,917,207

		111,796,708

Electronic Equipment, Instruments & Components – 2.0%
514,920	CTS Corp.	19,695,690
278,790	FARO Technologies, Inc.*	21,090,463
564,738	Knowles Corp.*	11,599,719
185,175	Rogers Corp.*	34,692,536

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
1,436,840	TTM Technologies, Inc.*	$ 21,768,126

		108,846,534

Energy Equipment & Services – 1.5%
718,148	Cactus, Inc., Class A	25,163,906
2,230,463	ChampionX Corp.*	59,107,269

		84,271,175

Entertainment – 0.3%
712,343	Cinemark Holdings, Inc.*	16,141,692

Equity Real Estate Investment Trusts (REITs) – 7.7%
1,512,410	Acadia Realty Trust REIT	32,819,297
3,532,041	Colony Capital, Inc. REIT*	24,265,122
143,478	EastGroup Properties, Inc. REIT	22,681,002
1,362,486	Healthcare Realty Trust, Inc. REIT	41,337,825
848,094	Highwoods Properties, Inc. REIT	38,740,934
1,413,282	Hudson Pacific Properties, Inc. REIT	40,971,045
115,295	Life Storage, Inc. REIT	11,464,935
500,140	National Health Investors, Inc. REIT	32,964,228
1,235,546	Park Hotels & Resorts, Inc. REIT*	25,687,001
1,963,628	Pebblebrook Hotel Trust REIT	43,887,086
99,852	Preferred Apartment Communities, Inc., Class A REIT	979,548
122,342	PS Business Parks, Inc. REIT	18,958,116
2,216,362	RLJ Lodging Trust REIT	34,065,484
941,196	STAG Industrial, Inc. REIT	33,610,109
461,817	Terreno Realty Corp. REIT	29,380,798

		431,812,530

Food & Staples Retailing – 1.0%
1,073,887	Performance Food Group Co.*	53,833,955

Food Products – 1.9%
598,076	Darling Ingredients, Inc.*	40,944,283
651,755	Hostess Brands, Inc.*	10,219,519
93,332	Sanderson Farms, Inc.	15,189,783
511,274	Simply Good Foods Co. (The)*	17,654,291
946,019	Utz Brands, Inc.	21,853,039

		105,860,915

Gas Utilities – 0.9%
147,369	Chesapeake Utilities Corp.	16,882,593

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Gas Utilities – (continued)
429,811	ONE Gas, Inc.	$ 31,943,553

		48,826,146

Health Care Equipment & Supplies – 1.9%
744,661	Avanos Medical, Inc.*	29,860,906
174,055	CONMED Corp.	23,965,633
227,519	LivaNova PLC*	19,006,937
173,482	Merit Medical Systems, Inc.*	10,467,904
332,610	NuVasive, Inc.*	22,684,002

		105,985,382

Health Care Providers & Services – 2.2%
402,664	Acadia Healthcare Co., Inc.*	25,915,455
229,031	AMN Healthcare Services, Inc.*	20,315,050
668,999	Owens & Minor, Inc.	29,910,945
656,559	Tenet Healthcare Corp.*	43,930,363

		120,071,813

Health Care Technology – 0.4%
1,260,403	Allscripts Healthcare Solutions, Inc.*	21,918,408

Hotels, Restaurants & Leisure – 4.3%
496,638	Bloomin’ Brands, Inc.*	14,675,653
887,018	Boyd Gaming Corp.*	57,115,089
248,981	Brinker International, Inc.*	15,299,882
391,982	Caesars Entertainment, Inc.*	42,118,466
175,704	Marriott Vacations Worldwide Corp.*	30,272,042
140,542	Penn National Gaming, Inc.*	11,520,228
765,792	SeaWorld Entertainment, Inc.*	41,682,058
417,944	Travel + Leisure Co.	27,229,052

		239,912,470

Household Durables – 1.7%
141,536	Installed Building Products, Inc.	16,786,170
430,930	Meritage Homes Corp.*	46,398,233
945,428	Taylor Morrison Home Corp.*	28,003,577
208,869	Tupperware Brands Corp.*	5,355,401

		96,543,381

Independent Power and Renewable Electricity Producers – 0.3%
656,769	Clearway Energy, Inc., Class A	16,504,605

Insurance – 2.9%
205,725	AMERISAFE, Inc.	13,481,159

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
537,261	BRP Group, Inc., Class A*	$ 13,205,875
1,126,417	CNO Financial Group, Inc.	29,917,636
116,859	Enstar Group Ltd.*	29,669,332
130,545	Primerica, Inc.	21,175,704
174,844	RLI Corp.	18,442,545
444,010	Selective Insurance Group, Inc.	33,420,633

		159,312,884

Leisure Products – 0.7%
691,013	Callaway Golf Co.*	25,512,200
142,776	Malibu Boats, Inc., Class A*	11,196,494

		36,708,694

Machinery – 6.8%
418,510	Astec Industries, Inc.	28,680,490
328,710	Chart Industries, Inc.*	47,971,938
329,135	CIRCOR International, Inc.*	12,385,350
843,422	Colfax Corp.*	37,279,252
702,452	Columbus McKinnon Corp.	35,614,316
814,542	Federal Signal Corp.	34,601,744
907,574	Kennametal, Inc.	34,043,101
1,408,976	Rexnord Corp.	70,406,531
445,887	SPX FLOW, Inc.	30,601,225
513,598	Terex Corp.	26,897,127
718,226	TriMas Corp.*	23,284,887

		381,765,961

Media – 1.4%
1,184,915	iHeartMedia, Inc., Class A*	27,501,877
207,563	Nexstar Media Group, Inc., Class A	31,530,895
1,086,558	TEGNA, Inc.	21,068,360

		80,101,132

Metals & Mining – 3.8%
1,037,140	Alcoa Corp.*	41,143,344
942,036	Allegheny Technologies, Inc.*	23,070,462
701,705	Arconic Corp.*	25,380,670
2,828,585	Cleveland-Cliffs, Inc.*(a)	56,911,130
2,204,961	Coeur Mining, Inc.*	22,931,594
574,867	Commercial Metals Co.	18,091,064
853,781	Constellium SE*	15,248,529
426,277	United States Steel Corp.	11,053,363

		213,830,156

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – 1.8%
1,253,236	KKR Real Estate Finance Trust, Inc. REIT	$ 26,794,186
1,772,482	PennyMac Mortgage Investment Trust REIT	34,740,647
5,591,192	Two Harbors Investment Corp. REIT	40,200,670

		101,735,503

Multiline Retail – 0.2%
54,561	Big Lots, Inc.	3,324,947
570,613	Macy’s, Inc.*	10,430,806

		13,755,753

Oil, Gas & Consumable Fuels – 3.5%
1,027,236	Brigham Minerals, Inc., Class A	18,634,061
216,847	Chesapeake Energy Corp.	11,449,522
240,581	Cimarex Energy Co.	16,299,363
2,173,988	CNX Resources Corp. *	29,609,716
1,186,045	EQT Corp.*	24,764,620
393,954	Magnolia Oil & Gas Corp., Class A*	5,089,886
900,850	Matador Resources Co.	27,602,044
531,282	PDC Energy, Inc.*	22,430,726
733,810	Rattler Midstream LP	7,734,357
1,862,933	Viper Energy Partners LP	33,588,682

		197,202,977

Paper & Forest Products – 0.2%
212,845	Domtar Corp.*	11,542,584

Pharmaceuticals – 0.2%
346,553	Intra-Cellular Therapies, Inc.*	13,657,654

Professional Services – 2.4%
378,133	ASGN, Inc.*	38,981,731
194,510	ICF International, Inc.	17,097,429
1,562,998	KBR, Inc.	63,676,539
178,406	ManTech International Corp., Class A	15,523,106

		135,278,805

Real Estate Management & Development – 0.3%
844,168	Kennedy-Wilson Holdings, Inc.	16,748,293

Road & Rail – 1.2%
456,401	ArcBest Corp.	35,526,254
145,322	Saia, Inc.*	33,447,311

		68,973,565

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 1.8%
783,227	Cohu, Inc.*	$ 29,151,709
463,597	MACOM Technology Solutions Holdings, Inc.*	27,444,942
474,157	Onto Innovation, Inc.*	34,030,248
82,475	Silicon Laboratories, Inc.*	11,262,786

		101,889,685

Software – 1.5%
238,226	Cerence, Inc.*	22,662,439
1,325,554	Cloudera, Inc.*	17,046,625
222,677	InterDigital, Inc.	17,987,848
1,974,541	Vonage Holdings Corp.*	27,209,175

		84,906,087

Specialty Retail – 3.4%
631,252	Abercrombie & Fitch Co., Class A*	26,954,461
1,396,293	American Eagle Outfitters, Inc.	49,470,661
219,530	Citi Trends, Inc.*	18,295,630
185,265	Group 1 Automotive, Inc.	29,546,062
42,355	Lithia Motors, Inc., Class A	14,908,537
492,743	Rent-A-Center, Inc.	30,456,445
6,214	RH*	3,983,485
145,461	Signet Jewelers Ltd.*	8,812,027
55,727	Sonic Automotive, Inc., Class A	2,687,713
137,627	Zumiez, Inc.*	6,030,815

		191,145,836

Textiles, Apparel & Luxury Goods – 1.7%
325,303	Capri Holdings Ltd.*	18,447,933
306,277	Crocs, Inc.*	31,007,484
7,968	Deckers Outdoor Corp. *	2,672,786
149,296	Figs, Inc., Class A*	5,098,458
646,395	Tapestry, Inc.*	29,016,672
215,638	Wolverine World Wide, Inc.	7,862,161

		94,105,494

Thrifts & Mortgage Finance – 2.4%
2,403,557	MGIC Investment Corp.	35,380,359
893,560	NMI Holdings, Inc., Class A*	21,615,216
350,374	Walker & Dunlop, Inc.	35,576,976
1,174,020	Washington Federal, Inc.	39,141,827

		131,714,378

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – 2.3%
585,137	Beacon Roofing Supply, Inc. *	$ 33,142,160
426,078	Herc Holdings, Inc.*	49,007,491
438,272	WESCO International, Inc.*	46,706,647

		128,856,298

Water Utilities – 0.3%
242,966	SJW Group	15,659,159

TOTAL COMMON STOCKS (Cost $3,612,860,392)		$5,545,978,231

Exchange-Traded Fund – 0.4%
133,807	iShares Russell 2000 Value ETF
(Cost $22,423,437)		$ 22,416,687

Shares	Dividend Rate	Value

Investment Company – 0.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
26,616,680	0.026%	$ 26,616,680
(Cost $26,616,680)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $3,661,900,509)		$5,595,011,598

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
7,396,836	0.026%	$ 7,396,836
(Cost $7,396,836)

TOTAL INVESTMENTS – 100.3% (Cost $3,669,297,345)		$5,602,408,434

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(14,638,563)

NET ASSETS – 100.0%		$5,587,769,871

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Aerospace & Defense – 0.5%
20,776	AAR Corp.*	$ 867,398
3,582	Hexcel Corp.*	212,986

		1,080,384

Air Freight & Logistics – 1.3%
18,122	XPO Logistics, Inc.*	2,662,665

Airlines – 1.0%
5,435	Allegiant Travel Co.*	1,203,635
17,039	SkyWest, Inc.*	835,422

		2,039,057

Auto Components – 0.7%
29,374	Adient PLC*	1,470,462

Banks – 10.7%
13,640	Bank of Hawaii Corp.	1,224,054
31,635	Columbia Banking System, Inc.	1,365,367
18,566	Commerce Bancshares, Inc.	1,445,920
12,057	Cullen/Frost Bankers, Inc.	1,455,400
26,052	East West Bancorp, Inc.	1,948,169
21,677	First Financial Bankshares, Inc.	1,091,437
21,455	Glacier Bancorp, Inc.	1,249,754
28,005	Hancock Whitney Corp.	1,386,528
33,238	PacWest Bancorp	1,501,360
19,919	Pinnacle Financial Partners, Inc.	1,811,035
21,309	Prosperity Bancshares, Inc.	1,603,502
7,831	Signature Bank	1,955,792
17,810	South State Corp.	1,581,706
32,959	Synovus Financial Corp.	1,618,946
15,995	Wintrust Financial Corp.	1,286,318

		22,525,288

Beverages – 0.5%
677	Boston Beer Co., Inc. (The), Class A*	716,374
23,919	Primo Water Corp.	414,038

		1,130,412

Building Products – 1.5%
26,633	AZEK Co., Inc. (The)*	1,159,334
6,848	Gibraltar Industries, Inc.*	544,074

Shares	Description	Value

Common Stocks – (continued)
Building Products – (continued)
50,668	Resideo Technologies, Inc.*	$ 1,514,973

		3,218,381

Capital Markets – 1.9%
7,563	Hamilton Lane, Inc., Class A	683,468
7,982	Houlihan Lokey, Inc.	597,772
9,704	LPL Financial Holdings, Inc.	1,435,028
18,015	Stifel Financial Corp.	1,248,079

		3,964,347

Chemicals – 3.5%
11,397	Ashland Global Holdings, Inc.	1,080,891
48,100	Avient Corp.	2,500,238
49,266	Element Solutions, Inc.	1,152,332
62,485	Tronox Holdings PLC, Class A	1,467,148
10,805	Westlake Chemical Corp.	1,089,900

		7,290,509

Communications Equipment – 0.9%
17,162	Ciena Corp.*	907,355
57,971	Viavi Solutions, Inc.*	1,016,232

		1,923,587

Construction & Engineering – 2.7%
31,375	AECOM*	2,039,689
16,928	MasTec, Inc.*	1,969,234
18,309	Quanta Services, Inc.	1,745,763

		5,754,686

Construction Materials – 0.6%
23,795	Summit Materials, Inc., Class A*	828,542
2,181	Vulcan Materials Co.	399,821

		1,228,363

Consumer Finance – 1.6%
30,030	Ally Financial, Inc.	1,642,941
6,073	FirstCash, Inc.	484,140
6,299	Green Dot Corp., Class A*	255,676
15,670	OneMain Holdings, Inc.	906,353

		3,289,110

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – 1.4%
4,273	Avery Dennison Corp.	$ 942,325
19,783	Crown Holdings, Inc.	2,042,397

		2,984,722

Diversified Consumer Services – 0.2%
4,724	Chegg, Inc.*	363,323

Diversified Financial Services – 0.5%
16,201	Voya Financial, Inc.	1,061,490

Electric Utilities – 1.4%
25,147	Alliant Energy Corp.	1,437,151
15,566	IDACORP, Inc.	1,524,690

		2,961,841

Electrical Equipment – 1.7%
9,380	Hubbell, Inc.	1,788,203
13,001	Regal Beloit Corp.	1,849,132

		3,637,335

Electronic Equipment, Instruments & Components – 2.6%
68,797	Flex Ltd.*	1,256,921
4,217	Littelfuse, Inc.	1,101,649
28,237	National Instruments Corp.	1,152,069
16,681	Trimble, Inc.*	1,297,615
21,595	Vontier Corp.*	757,553

		5,565,807

Energy Equipment & Services – 0.8%
62,437	ChampionX Corp.*	1,654,581

Entertainment – 1.3%
25,719	Cinemark Holdings, Inc.*	582,793
28,090	Liberty Media Corp.-Liberty Formula One, Class C*	1,254,218
9,028	Live Nation Entertainment, Inc.*	813,513

		2,650,524

Equity Real Estate Investment Trusts (REITs) – 9.0%
28,765	Americold Realty Trust REIT	1,093,645
11,688	Camden Property Trust REIT	1,465,441
91,043	Colony Capital, Inc. REIT*	625,465

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
39,867	CubeSmart REIT	$ 1,745,776
23,963	Duke Realty Corp. REIT	1,113,321
7,025	EastGroup Properties, Inc. REIT	1,110,512
19,933	Equity LifeStyle Properties, Inc. REIT	1,412,452
34,128	Healthcare Realty Trust, Inc. REIT	1,035,444
52,906	Highwoods Properties, Inc. REIT	2,416,746
46,412	Hudson Pacific Properties, Inc. REIT	1,345,484
23,264	MGM Growth Properties LLC, Class A REIT	834,480
5,503	Mid-America Apartment Communities, Inc. REIT	884,332
46,263	Park Hotels & Resorts, Inc. REIT*	961,808
47,516	Pebblebrook Hotel Trust REIT	1,061,983
67,358	RLJ Lodging Trust REIT	1,035,292
4,604	Sun Communities, Inc. REIT	770,802

		18,912,983

Food & Staples Retailing – 1.1%
44,695	Performance Food Group Co.*	2,240,560

Food Products – 1.3%
8,225	Darling Ingredients, Inc.*	563,084
14,050	Hostess Brands, Inc.*	220,304
13,164	Lamb Weston Holdings, Inc.	1,085,898
40,740	Utz Brands, Inc.	941,094

		2,810,380

Gas Utilities – 0.6%
16,853	ONE Gas, Inc.	1,252,515

Health Care Equipment & Supplies – 2.1%
19,086	Avanos Medical, Inc.*	765,349
14,784	Globus Medical, Inc., Class A*	1,065,335
14,383	Hill-Rom Holdings, Inc.	1,600,540
15,210	Integra LifeSciences Holdings Corp.*	1,050,250

		4,481,474

Health Care Providers & Services – 1.2%
22,255	Acadia Healthcare Co., Inc.*	1,432,332
16,968	Tenet Healthcare Corp.*	1,135,329

		2,567,661

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 3.3%
24,577	Boyd Gaming Corp.*	$ 1,582,513
7,243	Brinker International, Inc.*	445,082
14,031	Caesars Entertainment, Inc. *	1,507,631
2,879	Marriott Vacations Worldwide Corp.*	496,023
2,980	Penn National Gaming, Inc. *	244,271
27,353	SeaWorld Entertainment, Inc.*	1,488,824
17,728	Travel + Leisure Co.	1,154,979

		6,919,323

Household Durables – 1.6%
6,636	Installed Building Products, Inc.	787,030
16,428	Meritage Homes Corp.*	1,768,803
27,562	Taylor Morrison Home Corp.*	816,386

		3,372,219

Independent Power and Renewable Electricity Producers – 0.6%
16,890	NextEra Energy Partners LP	1,154,769

Industrial Conglomerates – 0.9%
9,622	Carlisle Cos., Inc.	1,850,503

Insurance – 4.3%
12,136	American Financial Group, Inc.	1,614,816
24,086	Brown & Brown, Inc.	1,264,997
17,102	Globe Life, Inc.	1,802,893
12,215	Kemper Corp.	914,537
7,280	Primerica, Inc.	1,180,889
16,520	Selective Insurance Group, Inc.	1,243,460
14,547	W R Berkley Corp.	1,134,521

		9,156,113

IT Services – 0.3%
3,502	WEX, Inc.*	686,077

Leisure Products – 0.6%
6,202	Brunswick Corp.	634,030
18,303	Callaway Golf Co.*	675,747

		1,309,777

Life Sciences Tools & Services – 2.2%
11,223	PerkinElmer, Inc.	1,628,121
8,109	PRA Health Sciences, Inc. *	1,385,990

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
19,146	Syneos Health, Inc.*	$ 1,682,933

		4,697,044

Machinery – 4.9%
9,124	Chart Industries, Inc.*	1,331,556
40,828	Colfax Corp.*	1,804,598
12,423	Graco, Inc.	940,670
20,716	ITT, Inc.	1,945,232
41,764	Rexnord Corp.	2,086,947
25,208	Timken Co. (The)	2,229,648

		10,338,651

Media – 0.8%
36,608	iHeartMedia, Inc., Class A*	849,671
6,114	Nexstar Media Group, Inc., Class A	928,778

		1,778,449

Metals & Mining – 2.2%
27,954	Alcoa Corp.*	1,108,935
25,338	Allegheny Technologies, Inc.*	620,528
5,621	Arconic Corp.*	203,312
51,108	Cleveland-Cliffs, Inc.*(a)	1,028,293
15,214	Commercial Metals Co.	478,785
29,990	Constellium SE*	535,621
12,117	Steel Dynamics, Inc.	756,464

		4,731,938

Mortgage Real Estate Investment Trusts (REITs) – 1.0%
49,419	PennyMac Mortgage Investment Trust REIT	968,612
160,088	Two Harbors Investment Corp. REIT	1,151,033

		2,119,645

Multiline Retail – 0.1%
16,985	Macy’s, Inc.*	310,486

Oil, Gas & Consumable Fuels – 3.3%
74,344	Devon Energy Corp.	1,974,577
23,561	Diamondback Energy, Inc.	1,886,529
60,248	EQT Corp.*	1,257,978
35,800	HollyFrontier Corp.	1,162,426
34,914	Viper Energy Partners LP	629,500

		6,911,010

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Personal Products – 0.4%
89,148	Coty, Inc., Class A*	$ 794,309

Pharmaceuticals – 0.9%
18,023	Catalent, Inc.*	1,889,351

Professional Services – 4.0%
16,834	ASGN, Inc.*	1,735,417
7,585	CACI International, Inc., Class A*	1,933,872
14,367	Jacobs Engineering Group, Inc.	2,041,263
43,571	KBR, Inc.	1,775,082
10,739	Science Applications International Corp.	965,007

		8,450,641

Real Estate Management & Development – 0.9%
47,342	Cushman & Wakefield PLC*	899,971
49,121	Kennedy-Wilson Holdings, Inc.	974,561

		1,874,532

Road & Rail – 1.3%
17,217	ArcBest Corp.	1,340,171
3,929	Old Dominion Freight Line, Inc.	1,042,953
1,519	Saia, Inc.*	349,613

		2,732,737

Semiconductors & Semiconductor Equipment – 2.7%
10,210	Cree, Inc.*	1,021,102
7,522	Entegris, Inc.	860,893
9,322	MKS Instruments, Inc.	1,754,680
53,043	ON Semiconductor Corp.*	2,123,842

		5,760,517

Software – 0.7%
13,349	Nuance Communications, Inc.*	706,162
60,901	Vonage Holdings Corp. *	839,216

		1,545,378

Specialty Retail – 5.1%
15,966	Abercrombie & Fitch Co., Class A*	681,748
39,890	American Eagle Outfitters, Inc.	1,413,303
2,732	Burlington Stores, Inc.*	883,447
1,361	Dick’s Sporting Goods, Inc.	132,738
3,989	Five Below, Inc.*	734,455

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
31,767	Gap, Inc. (The)	$ 1,062,606
44,000	L Brands, Inc.*	3,074,280
35,183	Leslie’s, Inc.*	1,025,936
1,903	Lithia Motors, Inc., Class A	669,837
16,024	Rent-A-Center, Inc.	990,444
220	RH*	141,031

		10,809,825

Textiles, Apparel & Luxury Goods – 2.2%
17,964	Capri Holdings Ltd.*	1,018,739
12,385	Crocs, Inc.*	1,253,857
796	Deckers Outdoor Corp.*	267,010
5,622	Figs, Inc., Class A*	191,991
41,036	Tapestry, Inc.*	1,842,106

		4,573,703

Thrifts & Mortgage Finance – 1.3%
78,674	MGIC Investment Corp.	1,158,081
18,493	NMI Holdings, Inc., Class A*	447,346
31,944	Washington Federal, Inc.	1,065,013

		2,670,440

Trading Companies & Distributors – 0.4%
14,781	Beacon Roofing Supply, Inc.*	837,196

TOTAL COMMON STOCKS (Cost $158,032,006)		$207,997,080

Shares	Dividend Rate	Value

Investment Company – 1.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,307,033	0.026%	$ 2,307,033
(Cost $2,307,033)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $160,339,039)		$210,304,113

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
953,546	0.026%	$ 953,546
(Cost $953,546)

TOTAL INVESTMENTS – 100.2% (Cost $161,292,585)		$211,257,659

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(358,078)

NET ASSETS – 100.0%		$210,899,581

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2021:

EQUITY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,662,794	$—	$—
Europe	18,436,698	—	—
North America	377,025,530	—	—
Oceania	7,157,370	—	—
Investment Company	8,656,628	—	—

Total	$415,939,020	$—	$—

FOCUSED VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,176,248	$—	$—
North America	34,022,541	—	—
Investment Company	458,095	—	—

Total	$35,656,884	$—	$—

LARGE CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,011,678	$—	$—
Europe	9,846,119	—	—
North America	479,059,779	—	—
Investment Company	3,777,722	—	—

Total	$495,695,298	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$25,363,697	$—	$—
North America	1,202,836,914	—	—
Investment Company	7,998,083	—	—

Total	$1,236,198,694	$—	$—

SMALL CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$5,568,394,918	$—	$—
Investment Company	26,616,680	—	—
Securities Lending Reinvestment Vehicle	7,396,836	—	—

Total	$5,602,408,434	$—	$—

SMALL/MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$207,997,080	$—	$—
Investment Company	2,307,033	—	—
Securities Lending Reinvestment Vehicle	953,546	—	—

Total	$211,257,659	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Small Cap Value and Small/Mid Cap Value Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of May 31, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or problems with registration, settlement or custody, may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.